SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION OF THE LISTED FUND:

DWS Communications Fund
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The following disclosure is added to APPENDIX I-I – INVESTMENT PRACTICES AND TECHNIQUES of the fund’s Statement of Additional Information Part I under “DWS Communications Fund”:

Real Estate Investment Trusts (REITs)

Please Retain This Supplement for Future Reference

February 2, 2012
SAISTKR-50